SHARE-BASED COMPENSATION Allocated Share-based compensation expense (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Share-based compensation disclosures
Share-based compensation expense	$ 112	$ 126	$ 111
Cost of Product and Services
Share-based compensation disclosures
Share-based compensation expense	34	30	26
Research and Development
Share-based compensation disclosures
Share-based compensation expense	13	14	12
Selling, General and Administrative
Share-based compensation disclosures
Share-based compensation expense	65	82	$ 73
Inventories
Share-based Payment Arrangement, Expensed and Capitalized, Amount
Share-based compensation expense	$ 0	$ 0